Pension and Other Postretirement Benefits - Schedule of Changes in Fair Value of Plan Assets (Parenthetical) (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Defined Benefit Plan Disclosure [Line Items]
Amounts not included in funded status table	$ 2,760,000	$ 928,000
Qualified retirement plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Amounts not included in funded status table	2,685,000	918,000
PBOP [Member]
Defined Benefit Plan Disclosure [Line Items]
Amounts not included in funded status table	$ 75,000	$ 10,000